Loss Per Share (Details) - Schedule of Reconciliation of Earnings Used in Calculating Earnings per Share (Parentheticals) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Earnings Used in Calculating Earnings per Share [Abstract]
Continuing operations, diluted	$ (2,073,182)	$ (1,978,383)